As filed with the U.S. Securities and Exchange Commission on March 1, 2007

Securities Act File No. 2-51301

Investment Company Act File No. 811-2490

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 64

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 64

(Check appropriate box or boxes.)

Smith Barney Money Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York                  10004

    (Address of Principal Executive Offices)             (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Smith Barney Money Funds, Inc.

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on March 16, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C

OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-51301 and 811-2490).

(a)(1) Articles Supplementary to the Articles of Incorporation dated November 7, 1985, January 30, 1984, August 12, 1980 and May 8, 1980 are incorporated by reference to Exhibits (a) through (d) to Post-Effective Amendment No. 32.

(2) Articles Supplementary to the Articles of Incorporation dated December 5, 1990 and Articles of Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective Amendment No. 35.

(3) Articles of Amendment to the Articles of Incorporation dated October 28, 1992 and Articles Supplementary to the Articles of Incorporation dated December 8, 1992 are incorporated by reference to Exhibit 1(c) and (d) to Post-Effective Amendment No. 41.

(4) Certificate of Correction dated July 15, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(5) Articles Supplementary to the Articles of Incorporation dated July 19, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(6) Articles of Amendment to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(7) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(8) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(9) Articles Supplementary to Articles of Incorporation dated January 16, 1996 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(10) Articles Supplementary to Articles of Incorporation dated January 30, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(11) Articles of Amendment to Articles of Incorporation dated June 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(12) Articles of Amendment to Articles of Incorporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 58 filed on April 28, 2004.

(b)(1) Bylaws are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 32.

(2) Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

(3) Amended and Restated By-laws are incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 57 filed on April 24, 2003.

(c)     Specimen Stock Certificates for the Cash Portfolio, Government Portfolio and Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32.

(d)(1) Form of Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Cash Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on December 29, 2006 (“Post-Effective Amendment No. 63”).

(2) Form of Management Agreement between the Registrant and LMPFA with respect to the Government Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 63.

(3) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) with respect to the Cash Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Form of Subadvisory Agreement between LMPFA and WAM with respect to the Government Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 63.

(e)(1) Amended Distribution Agreement between Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

(2) Amended Distribution Agreement between Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

(3) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investor Services, LLC is incorporated by reference to the Registration Statement on Form N-14 filed on July 21, 2006.

(f) Not Applicable.

(g) Form of Custodian Agreement with State Street Bank & Trust Company dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

(h)(1) Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

(2) Sub-Transfer Agency Agreement between Registrant and PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

(3) Sub-Transfer Agency Agreement between Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

(i)(1) Opinion and Consent of Sullivan & Cromwell as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 31.

(2) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

(3) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 58 filed on April 28, 2004.

(2) Amended Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

(n) Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

(o) Not Applicable.

(p)(1) Code of Ethics of the Fund is incorporated by Reference to Post-Effective Amendment No. 53 filed on April 26, 2001.

(2) Code of Ethics - SSB is incorporated by reference to Post-Effective Amendment No. 57 filed on April 24, 2003.

(3) Code of Ethics - PFS is incorporated by reference to Post-Effective Amendment No. 57 filed on April 24, 2003.

(4) Code of Ethics of Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 63.

(5) Code of Ethics of WAM dated February, 2005 is incorporated herein by reference to Post-Effective Amendment No. 63.

(6) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, (adopted by LMPFA), to be filed by amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

None

Item 25.    Indemnification

Reference is made to Article SEVEN of Registrant’s Articles of Incorporation for a complete statement of its terms.

Subparagraph (9) of Article SEVEN provides: “Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.”

Response to this item is incorporated herein by reference to Article SEVEN of the Registrant’s Articles of Incorporation. Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, paragraph 9 of the Distribution Agreement between the Registrant and LMIS and paragraph 7 of the Amendment of Distribution Agreement between the Registrant and PFS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.    Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML

Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Item 27.    Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason

Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1)	Smith Barney Money Funds, Inc.
125 Broad Street
New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(7)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(8)	PFS Investments Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item	29. Management Services

Not applicable.

Item	30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MONEY FUNDS, INC., certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 1st day of March, 2007.

SMITH BARNEY MONEY FUNDS, INC.,

By:	/s/ R. Jay Gerken
R. Jay Gerken Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on March 1, 2007.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Robert Brault Robert Brault	Treasurer and Chief Financial Officer

/s/ Lee Abraham * Lee Abraham	Director

/s/ Donald R. Foley * Donald R. Foley	Director

/s/ Jane Dasher * Jane Dasher	Director

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Director

/s/ Paul Hardin * Paul Hardin	Director

/s/ Roderick C. Rasmussen * Roderick C. Rasmussen	Director

/s/ John P. Toolan * John P. Toolan	Director

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

Not Applicable